Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, provision for doubtful account | $	$ 4,361		$ 5,323
Common stock, par value | ₪ / shares		₪ 0.01		₪ 0.01
Common stock, shares authorized	27,000,000		27,000,000
Common stock, shares issued	17,401,131		17,392,072